S000048623 [Member] Investment Objectives and Goals - iShares U.S. Equity Factor ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® U.S. EQUITY FACTOR ETF Ticker: LRGFStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares U.S. Equity Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks that have favorable exposure to target style factors subject to constraints.